THE SEPERATION AND REIT CONVERSION MERGER (Tables)	12 Months Ended
Dec. 31, 2011
THE SEPARATION AND REIT CONVERSION MERGER [Abstract]
The Seperation and REIT Conversion Merger
The following table summarizes the balance sheet of the Company immediately following the Separation and REIT Conversion Merger on November 15, 2010, the Separation Date (in thousands, except share and per share amounts):

Assets:
Real estate investments, net of accumulated depreciation of $85,567	$485,337
Cash and cash equivalents	67,134
Restricted cash	5,527
Deferred tax assets	26,542
Prepaid expenses, deferred financing costs and other assets	11,383

Total assets	$595,923

Liabilities:
Mortgage notes payable	$151,678
Senior unsecured notes payable	225,000
Accounts payable and accrued liabilities	15,754
Tax liability	26,300

Total liabilities	$418,732

Stockholders' equity:
Preferred stock, $.01 par value; 10,000,000 shares authorized, zero shares issued and outstanding as of November 15, 2010	—
Common stock, $.01 par value; 125,000,000 shares authorized, 25,061,072 shares issued and outstanding as of November 15, 2010	251
Additional paid-in capital	176,940

Total stockholders' equity	177,191

Total liabilities and stockholders' equity	$595,923